Employee benefits plans - Forecast and average duration of payments of obligations (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
2025
Disclosure of defined benefit plans [line items]
Estimated Future Benefit Payments From Defined Benefit Pension Plans	R$ 53,601
2026
Disclosure of defined benefit plans [line items]
Estimated Future Benefit Payments From Defined Benefit Pension Plans	57,267
2027
Disclosure of defined benefit plans [line items]
Estimated Future Benefit Payments From Defined Benefit Pension Plans	60,995
2028
Disclosure of defined benefit plans [line items]
Estimated Future Benefit Payments From Defined Benefit Pension Plans	64,862
2029
Disclosure of defined benefit plans [line items]
Estimated Future Benefit Payments From Defined Benefit Pension Plans	68,645
2029 to 2034
Disclosure of defined benefit plans [line items]
Estimated Future Benefit Payments From Defined Benefit Pension Plans	R$ 397,704